Summary - Invesco California Tax-Free Income Fund, Class A, B, C and Y | Invesco California Tax-Free Income Fund
Fund Summary - Invesco California Tax-Free Income Fund
Investment Objective(s)
The Fund’s investment objective is to provide a high level of current income exempt from federal and California income tax, consistent with the preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Invesco California Tax-Free Income Fund	Class A, Invesco California Tax-Free Income Fund	Class B, Invesco California Tax-Free Income Fund	Class C, Invesco California Tax-Free Income Fund	Class Y, Invesco California Tax-Free Income Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Invesco California Tax-Free Income Fund	Class A, Invesco California Tax-Free Income Fund	Class B, Invesco California Tax-Free Income Fund	Class C, Invesco California Tax-Free Income Fund	Class Y, Invesco California Tax-Free Income Fund
Management Fees	0.47%	0.47%	0.47%	0.47%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.75%	none
Other Expenses	0.13%	0.13%	0.13%	0.13%
Interest	0.05%	0.05%	0.05%	0.05%
Total Other Expenses	0.18%	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses	0.90%	0.90%	1.40%	0.65%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Invesco California Tax-Free Income Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco California Tax-Free Income Fund	Class A	562	748	950	1,530
Class B, Invesco California Tax-Free Income Fund	Class B	592	587	698	1,108
Class C, Invesco California Tax-Free Income Fund	Class C	243	443	766	1,680
Class Y, Invesco California Tax-Free Income Fund	Class Y	66	208	362	810

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Invesco California Tax-Free Income Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco California Tax-Free Income Fund	Class A	562	748	950	1,530
Class B, Invesco California Tax-Free Income Fund	Class B	92	287	498	1,108
Class C, Invesco California Tax-Free Income Fund	Class C	143	443	766	1,680
Class Y, Invesco California Tax-Free Income Fund	Class Y	66	208	362	810

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities that pay interest exempt from federal and California state income taxes. The Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), generally invests the Fund’s assets in investment grade, California municipal obligations. The Fund may also invest in unrated securities, which are judged by the Adviser to be of comparable quality. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments or their respective agencies. The Fund’s municipal obligation investments may include zero coupon securities, private activity bonds and lease obligations.

Additionally, the Fund may invest up to 5% of its net assets in municipal obligations rated below investment grade or, if unrated, of comparable quality as determined by the Adviser (commonly known as junk bonds).

The Fund may also invest up to 20% of its total assets in taxable money market instruments, tax-exempt securities of other states and municipalities and securities that pay interest income subject to the alternative minimum tax.

The Fund buys and sells California municipal securities with a view towards seeking a high level of current income exempt from federal and California income taxes and selects securities which the Fund’s Adviser believes entail reasonable credit risk considered in relation to the investment policies of the Fund. In selecting securities for investment, the Adviser uses its research capabilities to identify and monitor attractive investment opportunities and to seek to protect the Fund’s portfolio from early payment by issuers of such securities. Portfolio securities are typically sold when the assessments of the Adviser of any of these factors materially change.

The Fund will invest in derivative instruments, specifically futures contracts, including treasury futures, to gain or reduce exposure to certain asset classes. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

The Fund may invest in inverse floating rate municipal obligations. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rate on the obligations will increase and if market interest rates increase, the interest rate on the obligations will fall.

The Fund may invest in interest rate swaps to hedge its exposure to interest rates. An interest rate swap is an agreement between two parties pursuant to which the parties exchange a floating interest rate payment for a fixed interest rate payment based on a specified principal or notional amount.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Credit Risk. Credit risk refers to the possibility that the issuer of a security will be unable or unwilling to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. Private activity bonds used to finance projects, such as industrial development and pollution control, may also be negatively impacted by the general credit of the user of the project.

Interest Rate Risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.

Lease Obligations. Leases and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer) have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain non-appropriation clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for that purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing non-appropriation clauses are dependent on future legislative actions. If these legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

Private Activity Bonds. The issuers of private activity bonds in which the Fund may invest may be negatively impacted by conditions affecting either the general credit of the user of the private activity project or the project itself. Conditions such as regulatory and environmental restrictions and economic downturns may lower the need for these facilities and the ability of users of the project to pay for the facilities. This could cause a decline in the Fund’s value.

Futures. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. The interest rates on treasury futures generally moves in the reverse direction of market interest rates. If market interest rates fall, the interest rate on the obligations will increase and if market interest rates increase, the interest rate on the obligations will fall.

Inverse Floating Rate Municipal Obligations. The inverse floating rate municipal obligations in which the Fund may invest include derivative instruments such as residual interest bonds (RIBs) or tender option bonds (TOBs). Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and inverse floating residual interests, which are purchased by the Fund. The short-term floating rate interests have first priority on the cash flow from the bond held by the special purpose trust and the Fund is paid the residual cash flow from the bond held by the special purpose trust. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rate on the obligations will increase and if market interest rates increase, the interest rate on the obligations will fall.

Alternative Minimum Tax. The Fund may invest up to 20% of its total assets in securities subject to the federal alternative minimum tax. Since some investors may have to pay tax on a Fund distribution of this income, the Fund may not be a suitable investment for them.

State-Specific Risks. The Fund is more susceptible to political, economic, regulatory or other factors affecting issuers of California municipal securities than a fund that does not limit its investments to such issuers.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Municipal Securities Risk. Under normal market conditions, the Fund invests primarily in municipal securities. The yields of municipal securities may move differently and adversely compared to the yields of the overall debt securities markets. There could be changes in applicable tax laws or tax treatments that adversely affect the current federal or state tax status of municipal securities.

Performance Information

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market/style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s and the Morgan Stanley California Tax-Free Income Fund’s (the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class A, Class B, Class C and Class I shares of the predecessor fund. The predecessor fund was advised by Morgan Stanley Investment Advisors Inc. Class A, Class B, Class C and Class I shares of the predecessor fund were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of the Fund on June 1, 2010. Class A, Class B, Class C and Class Y shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Performance for Class A and Class B shares has been restated to reflect the Fund’s applicable sales charge. Performance for Class B shares assumes conversion to Class A shares eight years after the start of the performance period. Year-to-date returns include returns of the Fund for periods ending on and after June 1, 2010.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class B shares year-to-date (ended September 30, 2011): 9.55% Best Quarter (ended September 30, 2009): 10.42% Worst Quarter (ended December 31, 2010): (5.89)%
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Invesco California Tax-Free Income Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Inception Date
Return Before Taxes Class A, Invesco California Tax-Free Income Fund	Class A shares: Inception (07/28/97)			(3.18%)	1.39%	3.10%	Jul. 28, 1997
Return Before Taxes Class B, Invesco California Tax-Free Income Fund	Class B shares: Inception (07/11/84)	Return Before Taxes		(3.20%)	2.10%	3.60%	Jul. 11, 1984
Return Before Taxes Class C, Invesco California Tax-Free Income Fund	Class C shares: Inception (07/28/97)			0.19%	1.87%	3.05%	Jul. 28, 1997
Return Before Taxes Class Y, Invesco California Tax-Free Income Fund	Class Y shares: Inception (07/28/97)			1.92%	2.65%	3.83%	Jul. 28, 1997
Return After Taxes on Distributions Class B, Invesco California Tax-Free Income Fund	Class B shares: Inception (07/11/84)	Return After Taxes on Distributions		(3.21%)	2.06%	3.50%	Jul. 11, 1984
Return After Taxes on Distributions and Sale of Fund Shares Class B, Invesco California Tax-Free Income Fund	Class B shares: Inception (07/11/84)	Return After Taxes on Distributions and Sale of Fund Shares		(0.45%)	2.44%	3.70%	Jul. 11, 1984
Barclays Capital California Municipal Index		Barclays Capital California Municipal Index	(reflects no deductions for fees, expenses or taxes)	2.97%	3.66%	4.64%
Lipper CA Municipal Debt Funds Index		Lipper CA Municipal Debt Funds Index		2.08%	2.58%	3.80%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class B shares only and after-tax returns for other classes will vary.